Michael J. Cuggino, President

June 7, 2023

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Permanent Portfolio Family of Funds
Registration No. 002-75661
File No. 811-03379
Post-Effective Amendment No. 64 to the Registrant’s Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned hereby certifies on behalf of Permanent Portfolio Family of Funds (“Registrant”):

(1)

that the forms of Prospectus and Statement of Additional Information, dated May 31, 2023, used with respect to each series of the Registrant that would have been filed under Rule 497(c), does not differ from those contained in Post-Effective Amendment No. 64 to the Registrant’s Registration Statement (“Amendment No. 64”); and

(2)	that Amendment No. 64 was filed electronically.

Respectively submitted,

/s/ Michael J. Cuggino
Michael J. Cuggino

cc:	George J. Zornada
K&L Gates LLP
Donela M. Qirjazi
K&L Gates LLP

Permanent Portfolio Family of Funds • 600 Montgomery Street, Suite 4100, San Francisco, California 94111

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